Reporting Entity And Basis Of Presentation	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Reporting Entity And Basis Of Presentation

1.       Reporting entity and basis of presentation

a	Reporting Entity

Nevsun Resources Ltd. (“Nevsun” or “the Company”) is a mid-tier base metals company. The Company is incorporated and domiciled in Canada. These condensed consolidated interim financial statements (“interim financial statements”) of the Company as at and for the three and nine months ended September 30, 2018 include the accounts of the Company and its subsidiaries.

The Company’s two principal assets are its ownership interest in the Timok project, a copper-gold development project in Serbia (“Timok Project”), and its 60% owned Bisha Mine in Eritrea (owned via an Eritrean-registered corporation, Bisha Mining Share Company (“BMSC”)). The Company owns a 100% interest in the Upper Zone of the Timok Project and currently owns a 60.4% interest in the Lower Zone of the Timok Project with Freeport-McMoRan Inc. (“Freeport”) owning the remaining interest in the Lower Zone, which represents a non-controlling interest. Nevsun’s 40% partner in the Bisha Mine is the State-owned Eritrean National Mining Corporation (“ENAMCO”), which also represents a non-controlling interest.

On September 14, 2018, Zijin Mining Group Company Limited (“Zijin”) commenced a take-over bid to acquire all of the issued and outstanding shares of Nevsun for CAD $6.00 per share in cash (the “Offer”). Zijin and the Company entered into a pre-acquisition agreement dated September 4, 2018 (the “Pre-Acquisition Agreement”) pursuant to which Zijin agreed to make the Offer and the Company’s Board of Directors agreed to endorse and recommend the Offer to the Company’s shareholders, all subject to the conditions set for in the Pre-Acquisition Agreement and which are described in Zijin’s take-over bid circular and the Company’s directors’ circular, both dated September 14, 2018 (the “Circulars”). The Offer is valued at CAD $1.86 billion ($1.41 billion) and is not subject to any financing conditions. The Offer is subject to certain specified conditions being satisfied, or where permitted, waived at the expiry time or such earlier or later time during which the Company’s issued and outstanding shares may be deposited under the Offer, excluding the mandatory 10-day extension period or any extension thereafter, which include: (i) there having been validly deposited under the Offer, and not withdrawn 50% of the Company’s issued and outstanding shares together with certain shareholder rights plan rights, which is a non-waivable condition; (ii) there having been validly deposited under the Offer and not withdrawn 66 2/3% of the Company’s issued and outstanding shares together with certain shareholder rights plan rights; (iii) certain regulatory approvals having been obtained; and (iv) there not having occurred, prior to the expiry date, a Material Adverse Effect (as defined in the Pre-Acquisition Agreement) with respect to the Company. Management expects the Offer to be completed in the fourth quarter of 2018 or in the first quarter of 2019. If the Pre-Acquisition Agreement is terminated in certain circumstances described in the Pre-Acquisition Agreement, including failure to obtain the necessary approvals from relevant authorities in China, subject to certain exceptions, Zijin will be required to pay the Company a reverse termination payment of $50 million. If the Offer is not completed as a result of a superior proposal, or in certain other circumstances described in the Pre-Acquisition Agreement, the Company will be required to pay Zijin a termination payment of $50 million. In accordance with the Company’s share-based compensation plans, all of the Company’s share-based awards including stock options, restricted share units, performance share units and deferred share units will automatically vest upon a change of control. Additional information is available in the Circulars which are available under the Company’s profile on SEDAR at www.sedar.com.

b	Statement of compliance

These interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting. They do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last annual consolidated financial statements as at and for the year ended December 31, 2017.

These interim financial statements were authorized for issue by the Audit Committee of the Company’s Board of Directors on October 24, 2018.

c	Significant accounting policies

These interim financial statements follow the same accounting policies and methods of application as the Company’s most recent annual financial statements, except as outlined below. Accordingly, they should be read in conjunction with the Company’s most recent annual financial statements.

i.	IFRS 9 – Financial Instruments

Effective January 1, 2018, the Company has adopted IFRS 9 – Financial Instruments. IFRS 9 provides three different measurement categories for non-derivative financial assets – subsequently measured at amortized cost, fair value through profit or loss or fair value through other comprehensive income – while all non-derivative financial liabilities are classified as subsequently measured at amortized cost. The category into which a financial asset is placed and the resultant accounting treatment is largely dependent on the nature of the business of the entity holding the financial asset. All financial instruments are initially recognized at fair value.

The implementation of the new standard has not had a material impact on the measurement of the Company’s reported financial results; however additional disclosures have been provided.

Under IFRS 9, the Company’s accounting policy for financial instruments is as follows:

Financial assets

The Company initially recognizes financial assets on the trade date, which is the date that the Company becomes a party to the contractual provisions of the instrument. The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred. Any interest in such transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability.

The Company classifies all of its financial assets, except trade receivables, as subsequently measured at amortized cost. Trade receivables are derivatives and are measured at fair value through profit or loss (“FVTPL”; see note 1(c)(ii)). All financial assets that do not meet the criteria to be recognized as subsequently measured at amortized cost or subsequently measured at fair value through other comprehensive income are classified as FVTPL.

i.	IFRS 9 – Financial Instruments (continued)

Financial liabilities

The Company measures all of its financial liabilities as subsequently measured at amortized cost. Financial liabilities are recognized initially at fair value, net of transaction costs incurred and are subsequently measured at amortized cost. Any difference between the amounts originally received, net of transaction costs, and the redemption value is recognized in profit and loss over the period to maturity using the effective interest method.

ii.	IFRS 15 – Revenue from Contracts with Customers

Effective January 1, 2018, the Company has adopted IFRS 15 – Revenue from Contracts with Customers. The new standard requires a methodology of recognizing revenue in line with the transfer of control of promised goods or services and allocating revenue to separately identifiable goods or services identified within a contract, based on their relative stand-alone selling price. In order to facilitate this identification and allocation process, the new standard employs a five-step model with prescriptive steps and decision-making criteria.

The implementation of the new standard has not had a material impact on the Company’s reported financial results, however additional disclosures have been provided (see note 6).

Under IFRS 15, the Company’s accounting policy is as follows:

Revenue is recognized by the Company when the following conditions have both been met: the Company has the present right to payment for the transferred asset, and the customer has obtained control of the asset. Because sales are completed in the form of executed sales contracts whereby final prices are determined by quoted market prices on a date subsequent to the date of sale, revenue is recorded on a provisional basis based on current market prices on the date control is transferred to the customer. Each period end, prior to final settlement, adjustments are made to the provisional sale price based on movements in quoted forward market prices up to the date of final price determination. This variable pricing adjustment mechanism constitutes a derivative financial instrument and is accounted for at fair value through profit or loss in accordance with IFRS 9 – Financial Instruments, with changes in fair value recorded as an adjustment to revenue. Any variances in the measurements of final metal concentrate weight and/or metal content are also recognized as adjustments to revenue.

Revenue is presented net of treatment and refining charges and penalties. The Company includes proceeds from the sale of by-products in revenue.

iii.	Voluntary change in accounting policy – Exploration and evaluation expenditures

Effective December 31, 2017, the Company implemented a voluntary change in accounting policy with respect to exploration and evaluation expenditures. As such, certain prior period amounts within these interim financial statements have been restated in accordance with the new policy. Refer to note 12 for additional disclosure regarding the effects of change.

d	Use of judgements and estimates

In preparing these interim financial statements, management has made judgements and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expense. Actual amounts incurred by the Company may differ from these values.

The significant judgements made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2017.

e	Changes in accounting standards

IFRS 16 – Leases

On January 1, 2019, the Company will adopt IFRS 16 – Leases, replacing IAS 17 – Leases. The new standard aims to bring most leases into which a lessee has entered on-balance sheet and provides new guidelines under which a lessee must evaluate and measure a contract that contains a lease. The Company continues to evaluate the financial impact the new standard will have on its financial results and is currently reviewing its agreements under the requirements of the new standard. The Company expects adoption of the new standard to result in an increase in assets and liabilities on the balance sheet, a corresponding increase in depreciation and interest expense and a decrease in operating expenses. Further updates will be provided in the Company’s annual 2018 financial statements. While the Company does expect the new standard to have an impact on its financial statements, it cannot yet conclude whether this impact will be material.